Fees Summary	Jun. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,460,998,246.13
Previously Paid Amount	0.00
Total Fee Amount	223,678.83
Total Offset Amount	0.00
Net Fee	223,678.83
Narrative - Max Aggregate Offering Price	$ 1,460,998,246.13
Final Prospectus	true